Organization and Principal Activities - Balances and Amounts of Company's WFOEs and VIEs (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Variable Interest Entities [Line Items]
Total current assets	$ 5,187,702	$ 5,388,878
Total assets	7,805,499	7,531,673	$ 6,392,458
Total current liabilities	3,289,814	3,000,855
Total liabilities	3,851,767	3,482,659
Net revenues	4,900,262	4,313,586	2,997,760
Net income	371,716	309,591	177,341
Net cash provided by operating activities	896,592	1,122,643	971,008
Net cash provided by/(used in) investing activities	(93,428)	(1,153,922)	(37,411)
Net cash used in financing activities	(584,971)	(160,438)	(246,867)
Variable interest entities (VIEs) [Member]
Variable Interest Entities [Line Items]
Total current assets	3,134,190	3,022,740
Total non-current assets	2,227,645	1,663,719
Total assets	5,361,835	4,686,459
Total current liabilities	3,198,784	2,906,092
Total non-current liabilities	543,506	462,305
Total liabilities	3,742,290	3,368,397
Net revenues	4,888,374	4,280,056	2,982,945
Net income	674,182	606,139	593,183
Net cash provided by operating activities	1,041,249	1,310,909	965,336
Net cash provided by/(used in) investing activities	(546,190)	(1,234,725)	294,911
Net cash used in financing activities	$ (18,882)	$ (16,721)	$ (19,353)